Financial instruments and risk management (Disclosure of detailed information about accounts receivable aging) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts receivable	$ 18,797,635	$ 6,121,963
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts receivable	18,797,635	6,121,963
Credit risk [Member] | Current [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts receivable	15,420,816	4,907,872
Credit risk [Member] | 31 - 60 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts receivable	3,376,819	686,084
Credit risk [Member] | 61 - 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts receivable	0	0
Credit risk [Member] | Greater than 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts receivable	$ 0	$ 528,007